Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 96.1%
Communication Services 1.0%
Entertainment 1.0%
Take-Two Interactive Software, Inc.*	2,174	450,562
Consumer Discretionary 9.6%
Automobile Components 0.4%
Gentherm, Inc.*	7,364	196,913
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.*	3,398	431,682
Hotels, Restaurants & Leisure 1.0%
Hilton Grand Vacations, Inc.*	12,491	467,288
Household Durables 3.0%
Helen of Troy Ltd.*	1,963	105,001
LGI Homes, Inc.*	3,089	205,326
TopBuild Corp.*	3,473	1,059,091
		1,369,418
Leisure Products 1.1%
YETI Holdings, Inc.*	15,522	513,778
Specialty Retail 3.1%
Burlington Stores, Inc.*	2,883	687,106
Camping World Holdings, Inc. "A"	21,507	347,553
Valvoline, Inc.*	9,900	344,619
		1,379,278
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 3.0%
Casey's General Stores, Inc.	3,171	1,376,341
Household Products 0.4%
Spectrum Brands Holdings, Inc.	2,282	163,277
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Core Natural Resources, Inc.	2,519	194,215
Crescent Energy Co. "A"	6,384	71,756
Expand Energy Corp.	3,743	416,671
Kosmos Energy Ltd.*	48,000	109,440
Matador Resources Co.	8,300	424,047
Ovintiv, Inc.	9,711	415,631
		1,631,760

Financials 11.1%
Banks 3.2%
Pinnacle Financial Partners, Inc.	5,944	630,301
Synovus Financial Corp.	11,493	537,183
The Bancorp, Inc.*	5,495	290,356
		1,457,840
Capital Markets 4.9%
FactSet Research Systems, Inc.	1,036	471,007
Lazard, Inc.	12,317	533,326
LPL Financial Holdings, Inc.	2,100	686,994
Moelis & Co. "A"	9,136	533,177
		2,224,504
Financial Services 1.0%
WEX, Inc.*	2,797	439,185
Insurance 2.0%
Kinsale Capital Group, Inc.	1,900	924,749
Health Care 20.6%
Biotechnology 7.5%
Apellis Pharmaceuticals, Inc.*	3,951	86,408
Biohaven Ltd.*	6,687	160,755
Blueprint Medicines Corp.*	3,884	343,773
Catalyst Pharmaceuticals, Inc.*	7,600	184,300
Celldex Therapeutics, Inc.*	12,600	228,690
Halozyme Therapeutics, Inc.*	3,600	229,716
Insmed, Inc.*	6,010	458,503
Kiniksa Pharmaceuticals International PLC*	8,769	194,760
Neurocrine Biosciences, Inc.*	7,085	783,601
Travere Therapeutics, Inc.*	14,578	261,238
Ultragenyx Pharmaceutical, Inc.*	3,057	110,694
Vaxcyte, Inc.*	4,900	185,024
Vera Therapeutics, Inc.*	6,600	158,532
		3,385,994
Health Care Equipment & Supplies 3.3%
Alphatec Holdings, Inc.*	9,320	94,505
Ceribell, Inc.* (a)	9,880	189,795
Globus Medical, Inc. "A"*	2,224	162,797
Haemonetics Corp.*	1,353	85,983
Inspire Medical Systems, Inc.*	300	47,784
Lantheus Holdings, Inc.*	3,500	341,600
Masimo Corp.*	727	121,118
Merit Medical Systems, Inc.*	4,200	443,982
		1,487,564
Health Care Providers & Services 7.8%
AMN Healthcare Services, Inc.*	9,041	221,143
HealthEquity, Inc.*	4,529	400,228
Molina Healthcare, Inc.*	2,619	862,672
Option Care Health, Inc.*	18,864	659,297
Privia Health Group, Inc.*	8,600	193,070
RadNet, Inc.*	23,877	1,187,164
		3,523,574
Life Sciences Tools & Services 0.0%
OmniAb, Inc.* (a)	13,092	31,421

Pharmaceuticals 2.0%
Arvinas, Inc.*	2,000	14,040
EyePoint Pharmaceuticals, Inc.*	5,600	30,352
Intra-Cellular Therapies, Inc.*	4,400	580,448
Ligand Pharmaceuticals, Inc.*	2,672	280,934
		905,774
Industrials 21.6%
Aerospace & Defense 2.2%
HEICO Corp.	3,676	982,190
Building Products 4.6%
Allegion PLC	7,099	926,135
Builders FirstSource, Inc.*	9,106	1,137,704
		2,063,839
Commercial Services & Supplies 4.0%
MSA Safety, Inc.	2,392	350,882
Tetra Tech, Inc.	17,595	514,654
The Brink's Co.	11,036	950,862
		1,816,398
Electrical Equipment 1.2%
NEXTracker, Inc. "A"*	7,200	303,408
Thermon Group Holdings, Inc.*	9,149	254,800
		558,208
Machinery 1.4%
Chart Industries, Inc.*	2,300	332,028
IDEX Corp.	1,802	326,108
		658,136
Professional Services 3.5%
Broadridge Financial Solutions, Inc.	1,782	432,064
Kforce, Inc.	11,225	548,790
Maximus, Inc.	8,556	583,434
		1,564,288
Trading Companies & Distributors 4.7%
FTAI Aviation Ltd.	2,500	277,575
H&E Equipment Services, Inc.	3,306	313,376
Rush Enterprises, Inc. "A"	24,885	1,329,108
Titan Machinery, Inc.*	11,743	200,100
		2,120,159
Information Technology 18.5%
Communications Equipment 0.7%
Calix, Inc.*	9,644	341,783
Electronic Equipment, Instruments & Components 3.6%
Advanced Energy Industries, Inc.	12,629	1,203,670
Cognex Corp.	7,873	234,852
Fabrinet*	900	177,759
		1,616,281
Semiconductors & Semiconductor Equipment 5.5%
Entegris, Inc.	4,821	421,741
FormFactor, Inc.*	7,627	215,768
Impinj, Inc.*	2,530	229,471
Monolithic Power Systems, Inc.	847	491,243

Semtech Corp.*	7,632	262,541
SiTime Corp.*	4,087	624,779
Ultra Clean Holdings, Inc.*	10,873	232,791
		2,478,334
Software 8.7%
Clearwater Analytics Holdings, Inc. "A"*	6,000	160,800
Dynatrace, Inc.*	7,679	362,065
Five9, Inc.*	9,547	259,201
Tenable Holdings, Inc.*	12,141	424,692
Tyler Technologies, Inc.*	2,576	1,497,660
Varonis Systems, Inc.*	25,277	1,022,455
Workiva, Inc.*	3,058	232,133
		3,959,006
Materials 3.6%
Construction Materials 2.4%
Eagle Materials, Inc.	4,901	1,087,679
Containers & Packaging 0.6%
Berry Global Group, Inc.	3,828	267,233
Metals & Mining 0.5%
Cleveland-Cliffs, Inc.*	29,787	244,849
Paper & Forest Products 0.1%
Magnera Corp.*	1,057	19,195
Real Estate 3.1%
Diversified REITs 1.3%
Essential Properties Realty Trust, Inc.	18,678	609,650
Industrial REITs 0.9%
EastGroup Properties, Inc.	2,208	388,939
Specialized REITs 0.9%
Four Corners Property Trust, Inc.	13,954	400,480
Total Common Stocks (Cost $26,535,425)		43,537,549

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $228,500)	228,500	228,500

Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $1,791,979)	1,791,979	1,791,979

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $28,555,904)	100.6	45,558,028
Other Assets and Liabilities, Net	(0.6)	(265,355)
Net Assets	100.0	45,292,673
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
456,225	—	227,725 (f)	—	—	1,402	—	228,500	228,500
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 4.37% (d)
1,096,015	1,875,766	1,179,802	—	—	14,036	—	1,791,979	1,791,979
1,552,240	1,875,766	1,407,527	—	—	15,438	—	2,020,479	2,020,479

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $219,458, which is 0.5% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$43,537,549	$—	$—	$43,537,549
Other Investments	—	—	0	0
Short-Term Investments (a)	2,020,479	—	—	2,020,479
Total	$45,558,028	$—	$0	$45,558,028

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH1
R-080548-3 (1/27)